As filed with the Securities and Exchange Commission on August 20, 2026

Securities Act Registration No. 333-295879

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	1	[X]
(Check appropriate box or boxes.)

Virtus ETF Trust II
(Exact Name of Registrant as Specified in Charter)

1301 Avenue of the Americas, 14th Floor
New York, NY 10019

(Address of Principal Executive Offices) (Zip Code)

(888) 383-0553

(Registrant’s Telephone Number, including Area Code)

Virtus ETF Trust II
c/o Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808

(Name and Address of Agent for Service)

with a copy to:
Michael D. Mabry, Esq.	Daphne Chisolm, Esq
Joel D. Corriero, Esq.	Vice President and Senior Counsel
Stradley Ronon Stevens & Young, LLP	Virtus Investment Advisers, LLC
2005 Market Street, Suite 2600	One Financial Plaza
Philadelphia, PA 19103	Hartford, CT 06103

Title of Securities Being Registered:  Shares of Virtus Zevenbergen Innovative Growth ETF and Virtus Zevenbergen Discovery Growth ETF, each a series of the Registrant. The Registrant has heretofore declared its intention to register an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 is being filed solely for the purpose of filing the signed Agreement and Plan of Reorganization as Exhibit 4 and the final tax opinion as Exhibit 12 to the Registration Statement on Form N-14 (File No. 333-295879), supporting the tax matters and consequences to shareholders in connection with the reorganization of the Zevenbergen Growth Fund and Zevenbergen Genea Fund, each a series of Advisor Managed Portfolios, into, respectively, the Virtus Zevenbergen Innovative Growth ETF and Virtus Zevenbergen Discovery Growth ETF, each a series of the Registrant, as required by Item 16(12) of Form N-14.

Part A and Part B are each incorporated herein by reference to the definitive combined Proxy Statement and Prospectus and the definitive Statement of Additional Information filed pursuant to Rule 497 on June 16, 2026 (Accession No. 0001999371-26-012937).

VIRTUS ETF TRUST II

PART C
OTHER INFORMATION

Item 15. Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any Trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.

Reference is made to Article IX of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein. The general effect of the indemnification available to an officer or Trustee may be to reduce the circumstances under which the officer or Trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or Trustee.

The Registrant (sometimes referred to as the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer or employee of the Trust, including, without limitation, persons who serve at the request of the Trust as directors, Trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”). Each Covered Person is indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a director, Trustee, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification is provided to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust; are severable; will not affect any other rights to which any Covered Person is entitled; will continue as to a person who has ceased to be a Covered Person; and will inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust will affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification shall be advanced by the Trust or the applicable Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with the Shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits

(1)	(a) Certificate of Trust of Virtus ETF Trust II dated July 14, 2015, incorporated by reference to Registrant’s Registration Statement on Form N-1A, filed August 26, 2015.

(b) Declaration of Trust of Virtus ETF Trust II dated July 14, 2015, incorporated by reference to Registrant’s Post-Effective Amendment No. 8, filed June 3, 2016.

(2)	Bylaws of Virtus ETF Trust II dated July 14, 2015, incorporated by reference to Registrant’s Registration Statement on Form N-1A, filed August 26, 2015.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization, filed herewith.

(5)	Instruments defining rights of shareholders incorporated by reference to Exhibits (1)(b) and (2).

(6)	(a)
Investment Advisory Agreement dated January 4, 2016, between Virtus ETF Trust II and Virtus ETF Advisers LLC (“Advisory Agreement”), incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016.

(b)
Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Alternative Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC), and Virtus ETF Trust II, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

(c)
Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC), and Virtus ETF Trust II on behalf of VCLN, VABS, SDCP, and SEIX, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

(d)
Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC), and Virtus ETF Trust II on behalf of KMID, SDCP, PCLO, VEMY and JOET, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

(e) Amendment to Schedule A to the Advisory Agreement, effective as of December 22, 2025, incorporated by reference to Registrant’s Post-Effective Amendment No. 101, filed December 22, 2025.

(f)
Sub-Advisory Agreement dated January 5, 2016, among Virtus ETF Trust II, on behalf of Virtus Newfleet Short Duration High Yield Bond ETF (formerly known as Virtus Newfleet Dynamic Credit ETF), Virtus ETF Advisers LLC, and Newfleet Asset Management, LLC, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016.

(g)
Amendment and Assumption Agreement dated July 1, 2022, among Virtus Fixed Income Advisers, LLC and Virtus ETF Advisers LLC, on behalf of Virtus Short Duration High Yield Bond ETF (formerly known as Virtus Newfleet High Yield Bond ETF), incorporated by reference to Registrant’s Post-Effective Amendment No. 80, filed November 23, 2022.

(h)
Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC), Virtus ETF Trust II on behalf of its series Virtus Newfleet Short Duration High Yield Bond ETF, and Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

(i)	Sub-Advisory Agreement dated April 22, 2019, among Virtus ETF Trust II, on behalf of Virtus Seix Senior Loan ETF, Virtus ETF Advisers LLC and Seix Investment Advisors LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 80, filed November 23, 2022.

(j)	Amendment dated July 1, 2022 to the Sub-Advisory Agreement among Virtus ETF Trust II, on behalf of Virtus Seix Senior Loan ETF, Virtus ETF Advisers LLC and Seix Investment Advisors LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 80, filed November 23, 2022.

(k)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC), Virtus ETF Trust II on behalf of its series Virtus Seix Senior Loan ETF, and Virtus Fixed Income Advisers, LLC, operating through its division Seix Investment Advisors, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

(l)	Sub-Advisory Agreement dated February 9, 2021, among Virtus ETF Trust II, on behalf of Virtus Newfleet Securitized Income ETF (formerly, Virtus Newfleet ABS/MBS ETF), Virtus ETF Advisers LLC and Newfleet Asset Management, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 80, filed November 23, 2022.

(m)	Amendment and Assumption Agreement dated July 1, 2022, among Virtus Fixed Income Advisers, LLC and Virtus ETF Advisers LLC, on behalf of Virtus Newfleet Securitized Income ETF (formerly, Virtus Newfleet ABS/MBS ETF), incorporated by reference to Registrant’s Post-Effective Amendment No. 80, filed November 23, 2022.

(n)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC), Virtus ETF Trust II on behalf of its series Virtus Newfleet Securitized Income ETF (formerly, Virtus Newfleet ABS/MBS ETF), and Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

(o)	Sub-Advisory Agreement dated August 2, 2021, among Virtus ETF Trust II, on behalf of Virtus Duff & Phelps Clean Energy ETF, Virtus ETF Advisers LLC and Duff & Phelps Investment Management Co., incorporated by reference to Registrant’s Post-Effective Amendment No. 80, filed November 23, 2022.

(p)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC), Virtus ETF Trust II on behalf of its series Virtus Duff & Phelps Clean Energy ETF, and Duff & Phelps Investment Management Co., incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

(q)	Sub-Advisory Agreement dated December 12, 2022, among Virtus ETF Trust II, on behalf of Virtus Stone Harbor Emerging Markets High Yield Bond ETF, Virtus ETF Advisers LLC and Virtus Fixed Income Advisers, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 83, filed October 25, 2023.

(r)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC), Virtus ETF Trust II on behalf of its series Virtus Stone Harbor Emerging Markets High Yield Bond ETF, and Virtus Fixed Income Advisers, LLC, operating through its division Stone Harbor Investment Partners, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

(s)	Sub-Advisory Agreement dated November 7, 2023, among Virtus ETF Trust II, on behalf of Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus ETF Advisers LLC and Virtus Fixed Income Advisers, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 85, filed November 28, 2023.

(t)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC), Virtus ETF Trust II on behalf of its series Virtus Newfleet Short Duration Core Plus Bond ETF, and Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

(u)	Sub-Advisory Agreement dated April 10, 2024, among Virtus ETF Trust II, on behalf of Virtus AlphaSimplex Managed Futures ETF, Virtus ETF Advisers LLC and AlphaSimplex Group, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 88, filed September 13, 2024.

(v)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Alternative Investment Advisers, LLC, Virtus Advisers, LLC (formerlyknown as Virtus ETF Advisers LLC), and Virtus ETF Trust II on behalf of its series Virtus AlphaSimplex Managed Futures ETF, incorporated byreference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

(w)	Investment Advisory Agreement dated March 5, 2024, between VATS Offshore Fund, Ltd., a Cayman Islands exempted company and wholly owned subsidiary of Virtus AlphaSimplex Managed Futures ETF (“VATS Offshore Fund, Ltd.”), and Virtus ETF Advisers LLC, incorporated by reference to Post-Effective Amendment No. 89, filed October 7, 2024.

(x)	Transfer and Assumption Agreement dated as of January 1, 2025, by and among VATS Offshore Fund, Ltd., Virtus Alternative Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC), and AlphaSimplex Group, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

(y)	Sub-Advisory Agreement dated April 10, 2024, among VATS Offshore Fund, Ltd, Virtus ETF Advisers LLC and AlphaSimplex Group, LLC, incorporated by reference to Post-Effective Amendment No. 89, filed October 7, 2024.

(z)	Transfer and Assumption Agreement dated as of January 1, 2025, by and among VATS Offshore Fund, Ltd., Virtus Alternative Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC), and AlphaSimplex Group, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

(aa)	Sub-Advisory Agreement dated October 7, 2024, among Virtus ETF Trust II, on behalf of Virtus KAR Mid-Cap ETF, Virtus ETF Advisers LLC and Kayne Anderson Rudnick Investment Management, LLC, incorporated by reference to Post-Effective Amendment No. 89, filed October 7, 2024.

(bb)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC), Virtus ETF Trust II on behalf of its series Virtus KAR Mid-Cap ETF, and Kayne Anderson Rudnick Investment Management, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

(cc)	Sub-Advisory Agreement dated November 25, 2024, among Virtus ETF Trust II, on behalf of Virtus Seix AAA Private Credit CLO ETF, Virtus ETF Advisers LLC and Seix Investment Advisers, a division of Virtus Fixed Income Advisers, LLC, incorporated by reference to Post-Effective Amendment No. 91, filed November 27, 2024.

(dd)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC), Virtus ETF Trust II on behalf of its series Virtus Seix AAA Private Credit CLO ETF, and Virtus Fixed Income Advisers, LLC, operating through its division Seix Investment Advisors, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

(ee)	Sub-Advisory Agreement dated January 8, 2026, among Virtus ETF Trust II, on behalf of Virtus Stone Harbor International Bond ETF, Virtus Investment Advisers, LLC and Virtus Fixed Income Advisers, LLC, incorporated by reference to Post-Effective Amendment No. 102, filed January 22, 2026.

(ff)	Form of Sub-Advisory Agreement, among Virtus ETF Trust II, on behalf of Virtus IG Public & Private Credit ETF, Virtus Investment Advisers, LLC and Virtus Fixed Income Advisers, LLC, incorporated by reference to Post-Effective Amendment No. 95, filed July 9, 2025.

(gg)	Sub-Advisory Agreement dated July 28, 2025, among Virtus ETF Trust II, on behalf of Virtus AlphaSimplex Global Macro ETF, Virtus Alternative Investment Advisers, LLC, and AlphaSimplex Group, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025

(hh)	Sub-Advisory Agreement dated October 31, 2025 among Virtus ETF Trust II, on behalf of Virtus U.S. Small Cap Growth ETF, Virtus International Small Cap ETF, Virtus Emerging Markets Equity ETF, Virtus U.S. Dividend ETF, Virtus International Dividend ETF and Virtus Emerging Markets Dividend ETF; Virtus Investment Advisers, LLC, and Virtus Advisers, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 99 filed November 4, 2025.

(ii)	Investment Advisory Agreement dated as of July 28, 2025, between Virtus AlphaSimplex Global Macro Offshore Fund, Ltd., a Cayman Islandsexempted company and wholly owned subsidiary of Virtus AlphaSimplex Global Macro ETF, and Virtus Alternative Investment Advisers, LLC,incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

(jj)	Sub-Advisory Agreement dated July 28, 2025, among Virtus AlphaSimplex Global Macro Offshore Fund, Ltd., Virtus Alternative Investment Advisers,LLC, and AlphaSimplex Group, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

(kk)	Sub-Advisory Agreement dated December 22, 2025, among Virtus ETF Trust II, on behalf of Virtus Duff & Phelps Real Estate Income ETF, Virtus Investment Advisers, LLC, and Duff & Phelps Investment Management Co., incorporated by reference to Registrant’s Post-Effective Amendment No. 101, filed December 22, 2025.

	(ll)	Sub-Advisory Agreement dated December 22, 2025, among Virtus ETF Trust II, on behalf of Virtus Silvant Growth Opportunities ETF and Virtus Silvant Small/Mid Growth ETF, Virtus Investment Advisers, LLC, and Silvant Capital Management LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 101, filed December 22, 2025.

	(mm)	Sub-Advisory Agreement dated January 8, 2026, among Virtus ETF Trust II, on behalf of Virtus Silvant Growth Premium Income ETF, Virtus Investment Advisers, LLC, and Silvant Capital Management LLC, incorporated by reference to Post-Effective Amendment No. 102, filed January 22, 2026.

	(nn)	Sub-Advisory Agreement dated January 8, 2026, among Virtus ETF Trust II, on behalf of Virtus Silvant Growth Premium Income ETF, Virtus Investment Advisers, LLC, and Virtus Advisers, LLC, incorporated by reference to Post-Effective Amendment No. 102, filed January 22, 2026.

	(oo)	Form of Sub-Advisory Agreement among Virtus ETF Trust II on behalf of Virtus Zevenbergen Innovative Growth ETF and Virtus Zevenbergen Discovery Growth ETF; Virtus Investment Advisers, LLC; and Zevenbergen Capital Investments LLC, incorporated by reference to Post-Effective Amendment No. 102, filed January 22, 2026.

(7)	(a)
Distribution Agreement effective as of December 1, 2019, between Virtus ETF Trust II and VP Distributors, LLC (“Distribution Agreement”), incorporated by reference to Registrant’s Post-Effective Amendment No. 65, filed September 2, 2020.

	(b)	Amendment dated as of December 22, 2025, to Exhibit A to Distribution Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 101, filed December 22, 2025.

(8)	Not Applicable.

(9)	(a)	Custody Agreement dated December 17, 2015, between Virtus ETF Trust II and The Bank of New York Mellon, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016

	(b)	Amendment dated September 29, 2017 to the Custody Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 81, filed November 30, 2022

	(c)	Amendment dated January 19, 2021 to the Custody Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 81, filed November 30, 2022

	(d)	Amendment effective as of November 21, 2025, to the Custody Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 101, filed December 22, 2025.

	(e)	Foreign Custody Manager Agreement dated December 3, 2015, between Virtus ETF Trust II and The Bank of New York Mellon (“Foreign Custody Manager Agreement”), incorporated by reference to Registrant’s Post-Effective Amendment No. 68, filed November 25, 2020

	(f)	Amendment effective as of November 21, 2025, to the Foreign Custody Manager Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 101, filed December 22, 2025.

	(g)	Custody Agreement dated May 9, 2024, between VATS Offshore Fund, Ltd. and the Bank of New York Mellon, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

	(h)	Amendment effective as of July 28, 2025, to the Custody Agreement between VATS Offshore Fund, Ltd. and The Bank of New York Mellon, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

(10)	(a)	Amended and Restated Distribution and Service Plan for Virtus ETF Trust II, dated November 30, 2019, incorporated by reference to Registrant’s Post-Effective Amendment No. 65, filed September 2, 2020

	(b)	Amendment to Amended and Restated Distribution and Service Plan, effective as of January 8, 2026, incorporated by reference to Post-Effective Amendment No. 102, filed January 22, 2026.

(11)	Opinion and consent of counsel Stradley Ronon Stevens & Young, LLP regarding legality of issuance of shares and other matters, incorporated by reference to Registrant’s Registration Statement on Form N-14, filed May 14, 2026.

(12)	Opinion and consent of counsel of Stradley Ronon Stevens & Young, LLP regarding tax matters, filed herewith.

(13)	(a)	Fund Administration and Accounting Agreement dated December 17, 2015, between Virtus ETF Trust II and The Bank of New York Mellon (“Fund Administration and Accounting Agreement”), incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016.

	(b)	Transfer Agency and Service Agreement dated December 17, 2015, between Virtus ETF Trust II and The Bank of New York Mellon (“Transfer Agency and Service Agreement”), incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016.

	(c)	Form of Authorized Participant Agreement between ETF Distributors LLC, The Bank of New York Mellon and Authorized Participants, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016.

	(d)	Administrative Services Agreement dated November 10, 2015, between Virtus ETF Trust II and Virtus ETF Solutions LLC (“Administration Agreement”), incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016.

(14)
Consent of Independent Registered Public Accounting Firm re: Zevenbergen Growth Fund and Zevenbergen Genea Fund, incorporated by reference to Registrant’s Registration Statement on Form N-14, filed May 14, 2026.

(15)	Not Applicable.

(16)	Power of Attorney, incorporated by reference to Registrant's Post-Effective Amendment No. 100, filed November 25, 2025.

(17)	(a)	Code of Ethics of Virtus ETF Trust II, incorporated by reference to Post-Effective Amendment No. 91, filed November 27, 2024.

(b)
Amended and Restated Code of Ethics of Virtus Advisers, LLC; Virtus Alternative Investment Advisers, LLC; Virtus Investment Advisers, LLC; VP Distributors, LLC; Virtus Fixed Income Advisers, LLC and its divisions Newfleet Asset Management, Seix Investment Advisors and Stone Harbor Investment Partners; Duff & Phelps Investment Management Co.; Kayne Anderson Rudnick Investment Management, LLC; Silvant Capital Management LLC and other Virtus Affiliates dated March 1, 2025, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

	(c)	Code of Ethics of AlphaSimplex Group, LLC, adopted March 1, 2006 and revised as of March 31, 2025, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

	(d)	Supplemental Policy of Duff & Phelps Investment Management Co. to Virtus Code of Ethics incorporated by reference to Registrant's Post-Effective Amendment No. 100, filed November 25, 2025.

	(e)	Form of Proxy Card, incorporated by reference to Registrant’s Registration Statement on Form N-14, filed May 14, 2026.

Item 17. Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective No. 1 to the Registration Statement to be signed on behalf of the Registrant, in the City of New York and State of New York, on the 20th day of August, 2026.

VIRTUS ETF TRUST II
(Registrant)

/s/ William J. Smalley
William J. Smalley
President, Chief Executive Officer and Principal Executive Officer
(Principal Executive Officer)

Pursuant to the requirements of the 1933 Act, this amendment to the Registration Statement has been signed below by the following person(s) in the capacities indicated and on the 20th day of August 2026.

Signatures	Title

/s/ William J. Smalley	President, Chief Executive Officer and Principal Executive Officer
William J. Smalley	(Principal Executive Officer)

/s/ W. Patrick Bradley	Executive Vice President, Treasurer, Chief Financial Officer & Principal Financial Officer
W. Patrick Bradley	(Principal Financial Officer/Principal Accounting Officer)

*	Trustee
James A. Simpson

*	Trustee
Robert S. Tull

*	Trustee
Myles J. Edwards

*By:	/s/ William J. Smalley
William J. Smalley
Attorney-in-fact, pursuant to power of attorney

Exhibit Index

4	Agreement and Plan of Reorganization

12	Opinion and consent of counsel of Stradley Ronon Stevens & Young, LLP regarding tax matters